Legal contingencies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Legal contingencies

30.	Legal contingencies

The Company is subject to certain claims, classified by legal advisors as probable losses, detailed below:

	12/31/2025		12/31/2024
Nature	Current	Non-current	Current	Non-current
Civil	—	3,717	155	1,742
Labor	—	1,703	—	1,529
Total	—	5,420	155	3,271

As of December 31, 2025, the Company, under court order, held judicial deposits to guarantee certain civil lawsuits in the amount of $865.

The changes in legal claim contingency are shown in the following table:

Nature	12/31/2024	Accrued Charges	Net utilization of reversal	(-) Suppliers	Exchange Variation	Foreign currency translation adjustment of subsidiary	12/31/2025
Civil (1)	1,897	1,536	(25)	258	(181)	232	3,717
Labor	1,529	96	—	—	(106)	184	1,703
Total	3,426	1,632	(25)	258	(287)	416	5,420
(1)	Sigma is a party to certain lawsuits and arbitrations, and a portion of the amount involved is recognized in the Company's statement.

Additionally, the Company is a party to other proceedings classified by legal advisors as possible losses, therefore representing present obligations where cash outflow is not probable. Thus, no provision was made for any liabilities in these consolidated financial statements. The amounts are detailed below:

Nature	12/31/2025	12/31/2024
Civel (1)	19,125	6,139
Regulatory	149	128
Labor	2,495	487
Possible loss, net	21,769	6,754

On March 18, 2024, the Company received an Initiation Letter of Arbitration by LG Group subsidiary, LG Energy Solution, Ltd. (“LG-ES“) from the International Centre for Dispute Resolution of the American Arbitration Association. LG-ES is alleging that Sigma Lithium is in breach of certain provisions in connection with the Term-Sheet dated October 5, 2021, relating to offtake arrangements for the purchase of lithium oxide from the Company. The Term-Sheet was subject to, amongst other things, completion of the negotiation of definitive written agreements between the parties. The Company believes the claims are without merit. The legal counsel of the Company has formally attributed the probability of LG prevailing in this arbitration as possible. The amount involved is currently undetermined.

On October 31, 2025, Fagundes Construção e Mineração S.A., a former mining contractor, initiated an arbitration against Sigma Mineração S.A. The discussion is related to the performance of the parties under the services agreement. The Company believes the claims are without merit. The Company is preparing its defense and counterclaim with the support of its legal counsel. The probability of loss is possible.